Senior secured term loan facility and warrants (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of key inputs used for valuation
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of March 31, 2023 were as follows:

	As of	As of
	March 31, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	1.95	3.84
Risk-free interest rate	3.7%	4.0%
Expected volatility	80%	80%
Expected term (months)	52.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.64	1.89
Key inputs for the valuations as of March 31, 2022 was as follows:
Deerfield First Tranche

As of
March 31, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	14.69
Risk-free interest rate	2.4%
Expected volatility	76%
Expected term (months)	37.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	10.3%

Deerfield Second Tranche

As of
March 31, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	14.69
Risk-free interest rate	2.4%
Expected volatility	76%
Expected term (months)	37.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	10.3%